Equity (Details 4) SFr / shares in Units, $ / shares in Units, shares in Millions, SFr in Millions, Pure in Millions, $ in Millions			12 Months Ended
	Sep. 15, 2023 USD ($)	Sep. 15, 2023 CHF (SFr)	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 year $ / shares
Disclosure of classes of share capital [line items]
Tax on transaction costs recorded in equity | $				$ 29.0
Maximal amount of share buyback programm | $				$ 15,000.0	$ 15,000.0
Written call options held by market maker			0.0				3.0
Written call options, contractual live | year							10
Written call options, contractual live, remaining | year							1
Written call options, weighted average exercise price | $ / shares							$ 66.07
Number of options repurchased				(3.0)
Reduction of issued capital	$ 17.1	SFr 22.8
Reduction par value per share | SFr / shares						SFr 0.01
Amount of share buyback programm related to irrevocable, non-discretionary arangement | shares			8.7	11.7